Loans and borrowings - Narrative (Details) € in Thousands	12 Months Ended
	Sep. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 ratio	Dec. 16, 2020	Aug. 28, 2020 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 723,230	€ 720,856				€ 625,676
Monthly percentage of entity's revenue, debt covenant			40.00%
Undrawn borrowing facilities		€ 76,700
Forecast
Disclosure of detailed information about borrowings [line items]
Minimum liquidity, debt covenant	€ 35,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 630,000
Term Loan | Forecast | Maximum
Disclosure of detailed information about borrowings [line items]
Total Net Leverage ratio, maximum | ratio				4.75
Term Loan | > 4.00x
Disclosure of detailed information about borrowings [line items]
Effective interest					2.75%	2.75%
Term Loan | ≤ 3.50x > 3.00x
Disclosure of detailed information about borrowings [line items]
Effective interest						2.00%
Term Loan | Bottom of range | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.00%
Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 100,000
Borrowings						€ 99,000
Effective interest		2.50%	2.50%
Proceeds from non-current borrowings		€ 99,000
Non-cash guarantees		100	€ 200
Undrawn borrowing facilities		900	800
Revolving Credit Facility (RCF) | > 4.00x
Disclosure of detailed information about borrowings [line items]
Effective interest					2.50%	2.50%
Revolving Credit Facility (RCF) | ≤ 3.50x > 3.00x
Disclosure of detailed information about borrowings [line items]
Effective interest						1.75%
Revolving Credit Facility (RCF) | Bottom of range | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.00%
Previous Term Senior Debt
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 79,000
Old Senior Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred			9,700
New Senior Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		9,300
Borrowing costs incurred, amortized		2,900	1,100
Local Credit Facilities
Disclosure of detailed information about borrowings [line items]
Notional amount		8,400	18,200				€ 21,400
Undrawn borrowing facilities		8,400
Old Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 99,100	€ 99,200